CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical)	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Percentage of devaluation of Colombian peso against US Dollar	20.82%	15.98%